Taxation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Taxes [Line Items]
Weighted average of statutory tax rates	33.00%	(17.00%)	(63.00%)
Income tax recoverable	$ 933	$ 1,037
Deferred tax assets dependent on future taxable profits	12,452	11,896
Unrecognised deductible temporary differences, unused tax losses and credits carried forward	34,773	39,589
Unused tax credits	$ 28,016	31,669
Description of expiry date of unused tax credits	Time limits for utilisation of five years or later or are not time limited.
Retained earnings of subsidiaries, joint ventures and associates	$ 223,746	211,075
Parent [Member]
Disclosure Of Income Taxes [Line Items]
Deferred tax assets recognised	$ 476	$ 271
Description of expiry period of deductible unused tax losses for which deferred tax assets are recognised	up to nine years from the year in which the losses were incurred.